Financial Assets	12 Months Ended
Dec. 31, 2017
Financial Assets [Abstract]
Financial Assets
5.	Financial Assets

AC Immune has two deposits in escrow accounts totaling CHF 126 thousand associated with the lease of the Company’s premises as of December 31, 2017 and CHF 86 thousand as of December 31, 2016.